INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
NOTE 5 - INTANGIBLE ASSETS

	As of December 31,
	2021	2020
	U.S. dollars (in thousands)

Cost:
Balance at beginning of the period	58,198	45,070
Additions	17,010	13,128
As of December 31,	75,208	58,198

Accumulated amortization:
Balance at beginning of the period	40,363	30,657
Amortization	12,491	9,706
As of December 31,	52,854	40,363

Net Book Value:
As of December 31,	22,354	17,835